Inventories, Net	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories, Net	Inventories, Net. Inventories, net consists of the following:

	June 30, 2012	December 31, 2011
	(in millions)
Raw materials	$528	$248
Work in process	237	202
Finished goods	1,097	894
	$1,862	$1,344